Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 05, 2021	Dec. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 23,175,000
Net proceeds	22,725,000
Aggregate proceeds held in the trust account	$ 174,225,000
Transaction costs			$ 3,993,017
Underwriting fees			3,450,000
Exercise of overallotment			450,000
Offering costs			$ 543,017
Fair market value, percentage			80.00%
Net tangible assets			$ 5,000,001
Aggregate public shares, percentage			20.00%
Proposed public offering, description			In order to extend the time available for the Company to consummate a Business Combination, the Initial Stockholders or their affiliates or designees must deposit into the Trust Account $1,725,000 (due to the exercise in full of the underwriters’ over-allotment option) ($0.10 per Public Share), on or prior to the date of the applicable deadline.
Outstanding public shares, percentage			100.00%
Obligation to redeem public shares, percentage			100.00%
Trust account, price per share (in Dollars per share)			$ 10.1
Operating bank accounts			$ 313,158
Securities held in the trust account			174,266,206	$ 151,500,000
Working capital			12,669
Franchise taxes payable			41,206
Deposit amount in trust account			$ 41,206
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		15,000,000
Price per shares (in Dollars per share)		$ 10
Proceeds from initial public offering		$ 150,000,000
Net proceeds		$ 151,500,000
Public share price (in Dollars per share)		$ 10.1
Private Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per shares (in Dollars per share)	$ 1
Purchase of warrants (in Shares)	675,000		6,000,000
Price per warrant (in Dollars per share)			$ 1
Gross proceeds			$ 6,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	2,250,000
Price per shares (in Dollars per share)	$ 10
Proceeds from initial public offering			$ 3,450,000
Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%
Price per share (in Dollars per share)			$ 10.1
Founder Shares [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares subject to forfeiture (in Shares)	562,500